       JULY 16, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL
         INFORMATION FOR THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES:
      PORTFOLIO ARCHITECT, PORTFOLIO ARCHITECT SELECT, AND PREMIER ADVISERS

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:

                          TRAVELERS PORTFOLIO ARCHITECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                     Cumulative Returns                              Average Annual Returns
                                                  -----------------------------------------------------------------------------
                                                   YTD      1 YR      3YR       5YR      10YR        3YR      5YR      10YR

-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                -11.64%  -11.64%   43.98%   80.43%       -       12.91%    12.51%     -
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               -15.83%  -15.83%   40.76%   94.78%       -       12.06%    14.25%     -
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            -        -        -        -          -         -         -        -
Portfolio - Service Class II
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class      5.04%    5.04%     -        -          -         -         -        -
II*
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB    -10.86%  -10.86%   64.41%     -          -       18.01%      -        -
Shares*
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB          22.74%   22.74%     -        -          -         -         -        -
Shares*
-------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II Fund - Class IB Shares             -        -        -        -          -         -         -        -
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*   27.99%   27.99%     -        -          -         -         -        -
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio - Class II        -15.82%  -15.82%   28.75%  104.21     302.90%     8.78%    15.33%   14.94%
Shares
-------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                   8.66%    8.66%   14.13%     -          -        4.50%      -        -
-------------------------------------------------------------------------------------------------------------------------------

                                                                         Calendar Year Returns
                                                  ------------------------------------------------
                                                  Inception  Inception     1999      1998    1997
                                                   To Date     Date #
--------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
--------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                 11.02%   10/10/95      40.97%    15.59%  10.60%
--------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                15.68%     5/5/93      28.11%    30.53%  21.98%
--------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation         -14.34%    9/26/00        -         -       -
Portfolio - Service Class II
--------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class     25.62%   12/29/98      46.88%      -       -
II*
--------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB     17.11%     1/2/97      57.88%    16.82%    -
Shares*
--------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB          14.64%    4/30/99        -         -       -
Shares*
--------------------------------------------------------------------------------------------------
Putnam Voyager II Fund - Class IB Shares          -28.45%    9/28/00        -         -       -
--------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*   11.41%     5/1/99        -         -       -
--------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio - Class II         10.65%     4/7/86      24.11%    23.23%  28.88%
Shares
--------------------------------------------------------------------------------------------------
BOND ACCOUNTS
--------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                   4.50%   12/31/97      -1.96%     7.13%    -
--------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                      TRAVELERS PORTFOLIO ARCHITECT SELECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                              Cumulative Returns                        Average Annual Returns
                                                        -------------------------------------------------------------------------
                                                             YTD     1 YR     3YR      5YR     10YR      3YR      5YR     10YR

---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio - Service Class 2*        5.04%    5.04%     -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares      -10.86%  -10.86%   64.41%     -       -      18.01%     -        -
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares                   -        -        -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                      16.60%   16.60%     -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                    14.12%   14.12%     -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     -8.24%   -8.24%     -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Share*             27.99%   27.99%     -        -       -        -        -        -
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio - Class II Shares*    -11.55%  -11.55%  141.81%  230.39%    -      34.19%   26.97%     -
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                            8.66%    8.66%   14.13%     -       -      4.50%      -        -
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  Calendar Year Returns
------------------------------------------------------------------------------------------------------------
                                                           Inception Inception      1999     1998      1997
                                                            to Date    Date #
------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio - Service Class 2*       25.62%    12/29/98     46.88%      -         -
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares       17.11%     1/2/97      57.88%   16.82%       -
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares                -28.45%    9/28/00         -        -         -
------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                      18.70%    2/17/98      20.39%      -         -
------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                    31.59%    11/1/99         -        -         -
------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     15.27%     5/1/98      29.02%      -         -
------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Share*             11.41%     5/1/99         -        -         -
------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio - Class II Shares*     27.73%     7/3/95      101.57%  35.63%    18.77%
------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                            4.50%    12/31/97     -1.96%    7.13%       -
------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                           TRAVELERS PREMIER ADVISERS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                              Cumulative Returns                        Average Annual Returns
                                                        -------------------------------------------------------------------------
                                                             YTD     1 YR     3YR      5YR     10YR      3YR      5YR     10YR

---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio - Service Class 2*    -8.12%   -8.12%   44.12%  110.76%     -      12.94%   16.06%     -
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio - Service Class 2*       5.04%    5.04%               -       -                 -        -
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  Calendar Year Returns
                                                        ----------------------------------------------------
                                                           Inception Inception      1999     1998      1997
                                                            to Date    Date #
------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio - Service Class 2*     19.46%     1/3/95      22.42%   28.13%    22.35%
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio - Service Class 2*                 12/29/98     46.88%                -
------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                                       2